Note 7 - Acquisition-related Items (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contingent Consideration Compensation Expense	$ 50,169	$ 5,292
The 2022 Acquisitions [Member]
Contingent Consideration Compensation Expense	$ 41,765